Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense (benefit)	$ 0	$ 0	$ 0
Change in valuation allowance		7,800	2,700
Unrecognized tax benefits that would impact effective tax rate		0
Unrecognized tax benefits, Income tax penalties and Interest accrued		$ 0	$ 0
Effective Federal Statutory Income Tax Rate		21.00%	21.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 43,100
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		40,300
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research		700
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research		$ 1,000